Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Note 7 – Stockholders’ Equity
Authorized Capital
Upon consummation of the Merger, the Company’s amended and restated certificate of incorporation became effective and authorizes the issuance of 300,000,000 shares of Common Stock and 10,000,000 shares of undesignated preferred stock, each with a par value of $0.0001 per share. As of September 30, 2026, 8,026,384 shares of Common Stock and no shares of preferred stock were issued and outstanding. Holders of Common Stock are entitled to one vote per share, to dividends if, as and when declared by the board of directors, and to share ratably in the net assets of the Company upon liquidation. No dividends have been declared or paid through September 30, 2026.

Convertible Preferred Stock of Private Blue Laser Fusion
Prior to the Merger, Private Blue Laser Fusion had 3,876,721 shares of Series
Seed-1
Convertible Preferred Stock (original issue price $9.7557 per share) and 64,065 shares of Series
Seed-2
Convertible Preferred Stock (original issue price $7.80456 per share) outstanding, with an aggregate carrying value of $38.2 million, which were classified as temporary equity because of a contingent redemption right exercisable following a deemed liquidation event. At the Closing, all 3,940,786 shares of convertible preferred stock converted into Private Blue Laser Fusion common stock on a one
-for-one
basis and were exchanged for 2,488,103 shares of Common Stock at the Exchange Ratio. The convertible preferred stock is presented in temporary equity in the condensed consolidated balance sheet as of December 31, 2025. Following the Preferred Conversion, no convertible preferred stock was outstanding as of September 30, 2026 (see N ote 3).
Commo
n Stock Activity
During the nine months ended September 30, 2026, the Company issued 11,679 shares of Common Stock (18,500 pre-Merger
shares) upon the exercise of stock options for proceeds of $24 thousand and issued 1,032,550 shares in the Offering. The 1,000,000 shares of Common Stock held by Unite’s stockholders prior to the Merger remained outstanding following the reverse recapitalization (see Note 3).
On April 27, 2026, 138,113 unvested shares of restricted common stock (218,750 pre-Merger
shares) held by
WUV 1 Limited Partnership

were repurchased at their original issue price of $
0.0001
per share upon termination of the holder’s service relationship. On September 4, 2026, the Company repurchased
505,098
shares of Common Stock (
800,000
pre-Merger
shares) from WUV 1 Limited Partnership, a holder of more than
5
% of the Company’s outstanding capital stock prior to the Merger, for $
1.1
 million ($
2.09
per share on a recast basis). The repurchased shares were held as treasury stock, recorded at cost, and were reissued on the same date as the restricted stock awards described below. Upon reissuance, the $
1.1
 million cost of the treasury shares was charged to additional paid-in
capital.
No
shares were held in treasury as of September 30, 2026 or December 31, 2025.
On September 4, 2026, the Company issued 505,098 shares of restricted Common Stock (800,000 pre-Merger
shares) to seven officers, employees and a consultant at zero cost, with a vesting start date of August 1, 2026. The shares vest over three years from the vesting start date, with no shares vesting before the second anniversary of the vesting start date and one-twelfth of the shares vesting on each monthly anniversary thereafter until fully vested on the third anniversary (see Note 10). Unvested shares are subject to repurchase by the Company at the original issue price upon termination of service.
Warrants
In connection with the initial closing of the Offering, the Company became obligated to issue to the placement agent warrants to purchase 101,619 shares of Common Stock at an exercise price of $33.00 per share (see Note 3). Once issued, the warrants may be exercised for cash or, when no registration statement covering the underlying shares is effective, on a cashless net-share
basis, and expire on the seventh anniversary of the final closing of the Offering. The exercise price is subject to adjustment for stock dividends and splits, pro rata distributions and rights offerings, and is reduced under a weighted-average formula if the Company sells Common Stock or equivalents at a price below the then-current exercise price, other than exempt issuances such as awards under equity incentive plans and shares issued in a public offering. The Company determined that the warrants are indexed to its own stock and meet the conditions for equity classification. The warrants were recorded at their grant-date fair value of $1,462 thousand ($14.39 per warrant share)
as an offering cost of the Offering within additional
paid-in
capital, with no net effect on total stockholders’ equity. Equity-classified warrants are not remeasured after the grant date. The warrant certificates had not been executed and delivered as of September 30, 2026 or the date these financial statements were issued.
The fair value was estimated using a Black-Scholes option-pricing model with the following assumptions: stock price of $27.50, exercise price of $33.00, expected term of 7.0 years (the contractual term), expected volatility of

49.6% based

on the historical volatility of a group of guideline public companies, a risk-free rate of 4.65% based on the U.S. Treasury constant maturity rate for the expected term, and no expected dividends. The measurement uses significant unobservable inputs (Level 3).

Note 6 – Stockholders’ Deficit
The Company registered its certificate of incorporation on November 4, 2022. Pursuant to the Company’s stated Certificate of Incorporation, the Company’s shares are divided between preferred shares and common shares.
Common Stock – The aggregate number of shares which the Company shall have authority to issue is
7,576,476 shares of capital stock, all of which shall be designated “Common Stock” and have a par value of $0.0001 per share. As of December 31, 2025 and 2024 there were 3,632,165 and 3,627,242 shares issued and outstanding, respectively. Share amounts in this paragraph have been retrospectively recast for the reverse recapitalization described in Note 1. The voting, dividend, and liquidation rights of the holders of Common Stock are subject to and qualified by the rights, powers, and preferences of the holders of the Company’s preferred stock set forth in the Certificate of Incorporation.

Series
Seed-1
Preferred Stock
– In March 2024, the Company raised a total of $5.0 million through the sale of 512,520 shares of Series
Seed-1
Preferred Stock at an original issue price of $9.7557 per share. There were 3,876,721 shares of Series
Seed-1
Preferred Stock issued and outstanding as of both December 31, 2025 and 2024. During the year ended December 31, 2024, the amount capitalized in stockholders’ deficit related to 2024 issuance costs was $13,936.
Series
Seed-2
Preferred Stock
– As of December 31, 2025 and 2024, there were 64,065 shares of Series
Seed-2
Preferred Stock issued and outstanding, with an original issue price of $7.80456 per share.
Distribution and liquidation
– In the event of a liquidity event, distributions shall be made to the stockholders in the following priority: first, to holders of
Seed-1
and
Seed-2
preferred shares equal to the sum of the original price for such series of preferred stock; second, to holders of common shares, on a pro rata basis, based upon the number of shares outstanding.
Deemed liquidation events
– A “Deemed Liquidation Event” includes (a) a
change-of-control
merger or consolidation of the Company and (b) a sale, exclusive license, or other disposition of all or substantially all of the Company’s assets.
Voting rights
– Holders of Common Stock are entitled to one vote for each share of Common Stock held on all matters submitted to a vote of the Company’s stockholders, and there is no cumulative voting. Stockholders holding
Seed-1
and
Seed-2
preferred shares are entitled to one vote with the common stockholders as one single class. Stockholders, together, holding
Seed-1
and
Seed-2
preferred shares are entitled to elect one Director of the Board and common stockholders are entitled to elect two Directors of the Board.
Dividends
– The holders of shares of
Seed-1
and
Seed-2
Preferred Stock are not entitled to receive dividends. Holders of Common Stock are entitled to receive dividends if, as, and when declared by the Board of Directors out of funds legally available therefor, subject to the protective provisions of the preferred stock, which require the consent of the holders of a majority of the outstanding preferred stock prior to the declaration or payment of any dividend. No dividends have been declared or paid on the Common Stock through December 31, 2025.
Redemption
– The
Seed-1
and
Seed-2
Preferred Stock is not redeemable at the option of the holder on a stand-alone basis. However, following a Deemed Liquidation Event, if the Company does not dissolve within 90 days, holders of a majority of the outstanding preferred stock may require the Company to redeem all outstanding preferred stock at the liquidation amount, payable from available proceeds to the extent permitted by Delaware law. The Common Stock is not redeemable.
Conversion
– Stockholders holding
Seed-1
and
Seed-2
preferred shares may, at the option of the holder, be converted at any time into fully-paid and nonassessable shares of common shares.
Seed-1
and
Seed-2
preferred shares are mandatorily convertible upon a) the closing of an initial public offering, resulting in at least $50,000,000 of gross proceeds, net of the underwriting discount and commissions or b) upon the date and time, or the occurrence of an event, specified by vote or written consent of the holders of a majority of the outstanding shares of preferred stock, voting together as a single class on an as-converted
to Common Stock basis. The conversion rate is obtained by dividing the original issue price by the preferred stock conversion price. The preferred stock conversion price is initially set at the original issue price and is then adjusted for diluting issues upon the issuance of additional shares of the Company, stock splits, combinations, reorganizations, mergers, or sales of assets. The Common Stock has no conversion rights.

Classification
– Because
the contingent redemption right described above is triggered by events not solely within the Company’s control, the
Seed-1
and
Seed-2
Preferred Stock is classified as temporary equity in accordance with ASC Topic
480-10-S99-3A
and Regulation
S-X
Rule
5-02.27,
without regard to the probability of occurrence.